PRESIDENT'S LETTER                                                  JUNE 9, 1997
--------------------------------------------------------------------------------

                                 STAYING THE COURSE.

                                       [PHOTO]

DEAR SHAREHOLDER:


With the midpoint of 1997 upon us, I'm pleased to report that the recent news from the financial markets has been decidedly upbeat. The Dow Jones Industrial Average has gained nearly 17% through mid-June, while lower long-term interest rates have made bonds an attractive investment.

This stands in contrast to April when the Dow fell 10% from a record high on fears of higher interest rates and surging inflation. Interest rates have since fallen as the economy slowed and the Dow has reached several new highs.

The market swings we've seen this year illustrate the importance of "staying the course" to your financial goal. We realize that maintaining investment discipline when faced with market uncertainty isn't easy. Here are some thoughts that may help:

- KEEP YOUR EXPECTATIONS REALISTIC. The best investors know that financial markets rise and fall--and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- REMEMBER YOUR TIME HORIZON. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- WE'RE ON YOUR SIDE. Your Prudential Securities Financial Advisor or Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.



Sincerely,


/s/ Brian M. Storms

Brian M. Storms
President, Prudential Mutual Funds & Annuities

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 1997
--------------------------------------------------------------------------------

SHARES        DESCRIPTION                                       VALUE (NOTE 1)

--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS-95.1%
COMMON STOCK-95.1%

--------------------------------------------------------------------------------
BELGIUM--2.7%

   11,950     Barco Industries NV (Electrical &
                 electronics)                                  $     2,039,821
    8,500     Kredietbank NV (Banking)                               3,317,578
                                                               ---------------
                                                                     5,357,399

--------------------------------------------------------------------------------
FEDERAL REPUBLIC OF GERMANY--6.8%

  49,700      Hoechst AG* (Chemicals)                                1,954,543
   6,020      Linde AG (Machinery & engineering)                     4,404,199
  25,800      SAP AG (Data processing &
                 reproduction)                                       4,704,609
    3,700     Volkswagen  AG (Automobiles & auto parts)              2,355,965
                                                               ---------------
                                                                    13,419,316

--------------------------------------------------------------------------------
FINLAND--2.0%

  64,900      Nokia Corp. ( Telecommunications equipment)            4,017,035

--------------------------------------------------------------------------------
FRANCE--20.3%

   40,000     Bertrand Faure SA (Automobiles & auto parts)           1,918,490
   9,800      Carrefour SA(Retail)                                   6,128,048
    9,300     Hermes International (Textiles & apparel
                 manufacturing)                                      2,505,534
   20,421     Imetal SA (Miscellaneous materials &
                 commodities)                                        2,806,902
   24,500     Legrand SA (Electrical & electronics)                  4,141,141
   16,800     Rexel SA (Electrical & electronics)                    4,482,883
   31,418     Salomon SA (Recreation & other
                 consumer growth)                                    2,219,073
   19,800     Seb SA (Appliances & household
                 durables)                                           3,496,216
  39,580      Sidel SA (Machinery & engineering)                     2,847,179
   22,738     Unibail (Financial services)                           2,204,543
   72,100     Valeo SA (Automobiles & auto parts)                    4,454,054
   35,400     Total SA (Oil services)                                2,940,129
                                                               ---------------
                                                                    40,144,192

PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

SHARES        DESCRIPTION                                        VALUE(NOTE 1)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ITALY--4.6%

  133,100     Bulgari SpA* (Retail)                            $     2,409,163
1,547,900     Telecom Italia Mobile SpA*
                 (Telecommunications)                                4,874,792
1,300,000     Credito Italiano SpA (Banking)                         1,824,661
                                                               ---------------
                                                                     9,108,616

--------------------------------------------------------------------------------
NETHERLANDS--7.6%

   51,200     Hagemeyer (Wholesale & international
                 trading)                                           4,461,258
   11,750     Heineken NV (Beverages)                                1,972,145
   56,500     IHC Caland NV (Oil services)                           2,794,095
  17,700      Nutricia Verenigde Bedrijven NV
                 (Food & household products)                         2,689,648
   17,500     Royal Dutch Petroleum Co. (Energy sources)             3,132,453
                                                               ---------------
                                                                    15,049,599

--------------------------------------------------------------------------------
NORWAY--1.6%

  169,300     Tomra Systems ASA (Waste management)                   3,285,565

--------------------------------------------------------------------------------
SPAIN--7.0%

   19,554     Azkoyen SA (Manufacturing)                             2,936,647
   91,643     Banco Central Hispanoamericano (Banking)               2,796,606
 107,300      Centros Commerciales Pryca SA (Retail)                 1,868,984
  123,000     Telefonica de Espana (Telecommunications)              3,158,850
   66,700     Tele Pizza SA (Restaurants)                            3,064,592
                                                               ---------------
                                                                    13,825,679

--------------------------------------------------------------------------------
SWEDEN--9.2%

 109,700      Allgon AB (Telecommunications)                         3,008,123
  84,600      Astra AB (Health & personal care)                      3,361,080
  41,400      Hennes & Mauritz AB (Retail)                           5,993,033
   96,100     Mo och Domsjo AB (Forest
                 products & paper)                                   2,874,198
  290,900     Skandinaviska Enskilda Banken (Banking)                2,968,139
                                                               ---------------
                                                                   18,204,573

--------------------------------------------------------------------------------
See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 1997
--------------------------------------------------------------------------------

SHARES        DESCRIPTION                                        VALUE(NOTE 1)

--------------------------------------------------------------------------------

UNITED KINGDOM--27.1%

  472,200     Bank of Ireland (Banking)                        $     4,922,488
  159,500     Barclays PLC (Banking)                                 2,975,259
  347,100     British Sky Broadcasting Group PLC
                 (Broadcasting & publishing)                         3,217,586
  289,100     Carpetright PLC (Retail)                               2,223,873
  531,700     Compass Group PLC (Leisure & tourism)                  5,845,397
  345,100     Dixons Group PLC (Retail)                              2,839,855
  422,600     Electrocomponents PLC
                 (Electronic components &
                 instruments)                                        2,714,734
  263,700     EMAP PLC (Broadcasting &
                 publishing)                                         3,267,877
  179,148     GKN PLC (Automobiles & auto parts)                     2,773,637
  327,700     Hays PLC (Business & public services)                  2,904,515
  224,800     Reed International PLC (Broadcasting &
                 publishing)                                         4,156,784
  186,500     Siebe PLC (Machinery & engineering)                    2,769,174
  300,700     Standard Chartered PLC (Banking)                       4,565,080
  997,200     Vodafone Group PLC
                 (Telecommunications)                                4,476,020
  326,900     Whitebread PLC (Beverages)                             4,093,608
                                                               ---------------
                                                                    53,745,887

--------------------------------------------------------------------------------
UNITED STATES--6.2%

   76,500     Baan Company NV* (Data processing &
                 reproduction)                                      4,111,875
  40,900      Gucci Group NV (Retail)                               2,837,437
  67,500      SGS-Thompson Microelectronics NV*
                 (Electronic components &
                 instruments)                                       5,290,313
                                                               ---------------
                                                                    12,239,625
                                                               ---------------
              Total common stocks
                 (cost US$142,090,652)                             188,397,486


PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT        DESCRIPTION                                        VALUE(NOTE 1)
 (000)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--6.2%

REPURCHASE AGREEMENT--6.2%

$ 12,358      Bear Stearns & Co. Inc.,
              5.375%, dated 4/30/97, due
              5/1/97 in the amount of
              $12,359,845(cost US$12,358,000;
              the value of the collateral including
              accrued interest is US$12,634,169)               $   12,358,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.3%

                 (cost US$154,448,652; Note 4)                     200,755,486
              Liabilities in excess of other assets-(1.3%)         (2,712,536)
                                                               ---------------
              Net Assets-100.0%                                $   198,042,950
                                                               ---------------
                                                               ---------------

--------------------
* Non-income producing security

--------------------------------------------------------------------------------


See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILIITIES         PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                   April 30, 1997

Investments, at value (cost US$154,448,652). . . . . . . . . . . . . . . . . . . . . . . . . .           $  200,755,486
Foreign currency, at value (cost US$6,801,509) . . . . . . . . . . . . . . . . . . . . . . . .                6,685,742
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 716,069
Receivable for Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   52,262
Deferred expenses and other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   28,442
                                                                                                         --------------
  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              208,238,001
                                                                                                         --------------

LIABILITIES

Payable for Fund shares reacquired . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                9,779,914
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  164,681
Distribution fee payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  128,641
Management fee payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  121,815
                                                                                                         --------------
  Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               10,195,051
                                                                                                         --------------
NET  ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $  198,042,950
                                                                                                         --------------
                                                                                                         --------------

Net assets were comprised of:
  Common stock, at par . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $      13,023
  Paid-in capital in excess of par . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              144,667,281
                                                                                                         --------------
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              144,680,304
  Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  128,778
  Accumulated net realized gain on investments and foreign currency transactions . . . . . . .                7,075,981
  Net unrealized appreciation on investments and foreign currencies. . . . . . . . . . . . . .               46,157,887
                                                                                                         --------------
Net Assets,  April 30, 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $              198,042,950
                                                                                                         --------------
                                                                                                         --------------


Class A :
  Net asset value and redemption price per share
  ( $38,806,588 / 2,510,118 shares of common stock issued and outstanding) . . . . . . . . . .                   $15.46
  Maximum sales charge ( 5% of offering price ). . . . . . . . . . . . . . . . . . . . . . . .                      .81
                                                                                                                 ------
  Maximum offering price to public . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $16.27
                                                                                                                 ------
                                                                                                                 ------

Class B :
  Net asset value and redemption price per share
  ( $139,277,519 / 9,212,798 shares of common stock issued and outstanding). .                                   $15.12
                                                                                                                 ------
                                                                                                                 ------

Class C :

    Net asset value and redemption price per share
  ( $8,010,295 / 529,672 shares of common stock issued and outstanding). . . . . . . . . . . .                   $15.12
                                                                                                                 ------
                                                                                                                 ------

  Class Z :
  Net asset value and redemption price per share
  ( $11,948,548 / 770,153 shares of common stock issued and outstanding) . . . . . . . . . . .                   $15.51
                                                                                                                 ------
                                                                                                                 ------

--------------------------------------------------------------------------------


See Notes to Financial Statements

PRUDENTIAL EUROPE GROWTH FUND, INC.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   Year Ended
                                                                    April 30,
NET INVESTMENT INCOME                                                 1997
                                                                 ------------
Income
     Dividends (net of foreign withholding taxes of
     $379,838) . . . . . . . . . . . . . . . . . . . . . . . . . $  3,132,002

     Interest. . . . . . . . . . . . . . . . . . . . . . . . . .      301,153
                                                                 ------------
           Total income. . . . . . . . . . . . . . . . . . . . .    3,433,155
                                                                 ------------

Expenses
     Management fee. . . . . . . . . . . . . . . . . . . . . . .    1,401,970
     Distribution fee--Class A . . . . . . . . . . . . . . . . .       94,585
     Distribution fee--Class B . . . . . . . . . . . . . . . . .    1,331,350
     Distribution fee--Class C . . . . . . . . . . . . . . . . .       80,025
     Transfer agent's fees and expenses. . . . . . . . . . . . .      268,000
     Custodian's fees and expenses . . . . . . . . . . . . . . .      120,000
     Reports to shareholders . . . . . . . . . . . . . . . . . .      100,000
     Amortization of organization expenses . . . . . . . . . . .       50,000
     Registration fees . . . . . . . . . . . . . . . . . . . . .       45,000
     Audit fee and expenses. . . . . . . . . . . . . . . . . . .       35,000
     Directors' fees and expenses. . . . . . . . . . . . . . . .       28,000
     Legal fees and expenses . . . . . . . . . . . . . . . . . .       12,500
     Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .       16,307
                                                                 ------------
          Total operating expenses . . . . . . . . . . . . . . .    3,582,737
                                                                 ------------
Net investment loss. . . . . . . . . . . . . . . . . . . . . . .     (149,582)
                                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
     Investment transactions . . . . . . . . . . . . . . . . . .   15,321,646
     Foreign currency transactions . . . . . . . . . . . . . . .      278,360
                                                                 ------------
                                                                   15,600,006
                                                                 ------------

Net change in unrealized appreciation (depreciation) on:
     Investments . . . . . . . . . . . . . . . . . . . . . . . .   14,928,631
     Foreign currencies. . . . . . . . . . . . . . . . . . . . .      (48,429)
                                                                 ------------
                                                                   14,880,202
                                                                 ------------
Net gain on investments and foreign currencies . . . . . . . . .   30,480,208
                                                                 ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . . . .  $30,330,626
                                                                 ------------
                                                                 ------------


PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                            Year Ended April 30,
                                                            --------------------
                                                              1997         1996
                                                            -------      -------

INCREASE  (DECREASE)
IN NET ASSETS
Operations

     Net investment loss . . . . . . . . . . . . .    $  (149,582)  $ (217,884)
     Net realized gain on investment and
          foreign currency transactions. . . . . .     15,600,006    3,252,406
     Net change in unrealized
          appreciation (depreciation) of
          investments and foreign
          currencies . . . . . . . . . . . . . . .     14,880,202   21,905,018
                                                       ----------   ----------

Net increase in net assets resulting
     from operations . . . . . . . . . . . . . . .     30,330,626   24,939,540
                                                       ----------   ----------


Dividends and distributions (Note 1)
     Distributions from net realized gains
          Class A. . . . . . . . . . . . . . . . .     (1,314,232)          --
          Class B. . . . . . . . . . . . . . . . .     (4,996,228)          --
          Class C. . . . . . . . . . . . . . . . .       (297,634)          --
          Class Z. . . . . . . . . . . . . . . . .       (382,973)          --
                                                       ----------   ----------
                                                       (6,991,067)          --
                                                       ----------   ----------

Fund share transactions  (net of share
     conversions) (Note 5)

     Net proceeds from shares sold . . . . . . . .    563,381,129  213,839,301
     Net asset value of shares issued in
          reinvestment of distributions. . . . . .      6,574,997           --
     Cost of shares reacquired . . . . . . . . . .   (576,650,878)(212,685,204)
                                                     ------------- ------------
Net increase (decrease) in net
     assets from Fund share
     transactions. . . . . . . . . . . . . . . . .     (6,694,752)   1,154,097
                                                       ----------   ----------

Total increase . . . . . . . . . . . . . . . . . .     16,644,807   26,093,637

NET ASSETS


Beginning of year. . . . . . . . . . . . . . . . .    181,398,143  155,304,506
                                                       ----------   ----------

End of year. . . . . . . . . . . . . . . . . . . .   $198,042,950 $181,398,143
                                                       ----------   ----------
                                                       ----------   ----------




See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

Prudential Europe Growth Fund, Inc. (the "Fund"), is registered under the Investment Company Act as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in Europe. The Fund was incorporated in Maryland on March 18, 1994 and commenced investment operations on July 13, 1994.

----------------------------
NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange as reported by a major bank;

     (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at fiscal year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

Net realized gain on foreign currency transactions of $278,360 represents net foreign exchange gains or losses from holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded

NOTES TO FINANCIAL STATEMENTS                PRUDENTIAL EUROPE GROWTH FUND, INC.

on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

EQUALIZATION: Effective May 1, 1996 the Fund discontinued the accounting practice known as equalization. Equalization is a practice whereby a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect caused by applying this statement was to decrease undistributed net investment loss and decrease accumulated net realized gain on investments and foreign currency transactions by $278,360 for the year ended April 30, 1997, due to realized and recognized currency gains during the period.

DIVIDENDS AND DISTRIBUTIONS: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

FEDERAL INCOME TAXES: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

DEFERRED ORGANIZATION EXPENSES: Approximately $177,000 of expenses were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

The Fund, along with other affiliated registered investment companies (the "Funds"), entered into a credit agreement (the "Agreement") on December 31, 1996 with an unaffiliated lender. The maximum commitment under the Agreement is $200,000,000. The Agreement expires on December 30, 1997. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund has not borrowed any amounts pursuant to the Agreement as of April 30, 1997. The Funds pay a commitment fee at an annual rate of .005 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro-rata basis by the Funds.

--------------------------------------------------------------------------------
NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Investments Fund Management LLC ("PIFM"). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadvisor's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential

NOTES TO FINANCIAL STATEMENTS                PRUDENTIAL EUROPE GROWTH FUND, INC.

Securities Incorporated ("PSI") which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the "Class A, B and C Plans") regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25 of 1%, 1% and 1%, respectively of the average daily net assets of the Class A, Class B and Class C shares for the year ended April 30, 1997. No distribution or service fees are paid to PSI as distributor for the Class Z shares of the Fund.

PSI has advised the Fund that it has received approximately $77,600 in front-end sales charges resulting from sales of Class A shares during the year ended April 30, 1997. From these fees PSI paid such sales charges to Pruco Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to sales persons and incurred other distribution costs.

PSI has advised the Fund that for the year ended April, 1997 it received approximately $115,000 and $100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PIFM and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
--------------------------------------------------------------------------------

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ("PMFS"), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended April 30, 1997, the Fund incurred fees of approximately $243,800 for the services of PMFS. As of April 30, 1997, approximately $21,200 of such fees were due to PMFS. Transfer agent's fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the year ended April 30, 1997 were $53,929,005 and $62,878,872 respectively.

The United States federal income tax basis of the Fund's investments is substantially the same as for financial reporting purposes and, accordingly, as of April 30, 1997 net unrealized appreciation for federal income tax purposes was $46,306,834 (gross unrealized appreciation--$47,548,217; gross unrealized depreciation-- $1,241,383). For federal income tax purposes, the Fund utilized its capital loss carryforward of approximately $1,254,600 to partially offset the Fund's net taxable gains realized and recognized in the year ended April 30, 1997.

--------------------------------------------------------------------------------
NOTE 5. CAPITAL

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective April 15, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the participants of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. There are 2 billion shares of $.001 par value common stock authorized and divided into four classes, designated Class A, Class B, Class C and Class Z Shares, each consisting of 500 million authorized shares.

NOTES TO FINANCIAL STATEMENTS  PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

Transactions in shares of common stock were as follows:




                                                           Shares       Amount
                                                         --------    ---------
Class A
-------
Year ended April 30, 1997:
Shares sold. . . . . . . . . . . . . . . . . . . .     23,351,661$ 344,533,412
Shares issued in reinvestment
     of distributions. . . . . . . . . . . . . . .         80,872    1,196,902
Shares reacquired. . . . . . . . . . . . . . . . .    (24,625,496)(363,626,484)
                                                       ----------   ----------

Net decrease in shares outstanding
before conversion. . . . . . . . . . . . . . . . .     (1,192,963) (17,896,170)
Shares issued upon conversion
     from Class B. . . . . . . . . . . . . . . . .        211,034    3,125,390
                                                       ----------   ----------

Net decrease in shares outstanding . . . . . . . .       (981,929)$ (14,770,780)
                                                       ----------   ----------
                                                       ----------   ----------


Year ended April 30, 1996:
Shares sold. . . . . . . . . . . . . . . . . . . .     11,353,245$ 146,536,469
Shares reacquired. . . . . . . . . . . . . . . . .    (11,576,243)(149,929,575)
                                                      ------------ -----------

Net decrease in shares
     outstanding before conversion . . . . . . . .       (222,998)  (3,393,106)
Shares issued upon conversion
     from Class B. . . . . . . . . . . . . . . . .        149,628    1,908,762
                                                       ----------   ----------

Net decrease in shares outstanding . . . . . . . .        (73,370)$ (1,484,344)
                                                       ----------   ----------
                                                       ----------   ----------


Class B
-------

Year ended April 30, 1997:
Shares sold. . . . . . . . . . . . . . . . . . .        9,531,575 $140,295,556
Shares issued in reinvestment
of distributions . . . . . . . . . . . . . . . . .        324,391    4,710,146
Shares reacquired. . . . . . . . . . . . . . . . .     (9,758,102)(143,749,550)
                                                       ----------   ----------

Net decrease in shares
     outstanding before conversion . . . . . . . .        (97,864)   1,256,152
Shares issued upon conversion
     from Class A. . . . . . . . . . . . . . . . .       (214,885)  (3,125,390)
                                                       ----------   ----------

Net decrease in shares outstanding . . . . . . . .       (117,021)$ (1,869,238)
                                                       ----------   ----------
                                                       ----------   ----------

Class B    . . . . . . . . . . . . . . . . . . . .        Shares       Amount
                                                       ----------   ----------
Year ended April 30, 1996:
Shares sold. . . . . . . . . . . . . . . . . . . .      4,965,336  $63,469,612
Shares reacquired. . . . . . . . . . . . . . . . .     (4,561,206) (58,326,887)
                                                       ----------   ----------

Net increase in shares
     outstanding before conversion . . . . . . . .        404,130    5,142,725
Shares issued upon conversion
     from Class A. . . . . . . . . . . . . . . . .       (151,150)  (1,908,762)
                                                       ----------   ----------

Net increase in shares outstanding . . . . . . . .        252,980  $ 3,233,963
                                                       ----------   ----------
                                                       ----------   ----------


Class C
-------

Year ended April 30, 1997:
Shares sold. . . . . . . . . . . . . . . . . . . .     4,507,770$   66,198,312
Shares issued in reinvestment
     of distributions. . . . . . . . . . . . . . .         19,502      283,176
Shares reacquired. . . . . . . . . . . . . . . . .     (4,571,336) (67,391,048)
                                                       ----------   ----------

Net decrease in shares outstanding . . . . . . . .        (44,064)  $ (909,560)
                                                       ----------   ----------
                                                       ----------   ----------
Year ended April 30, 1996:
Shares sold. . . . . . . . . . . . . . . . . . . .        295,865  $ 3,833,020
Shares reacquired. . . . . . . . . . . . . . . . .       (343,363)  (4,428,742)
                                                       ----------   ----------

Net decrease in shares outstanding . . . . . . . .        (47,498) $  (595,722)
                                                       ----------   ----------
                                                       ----------   ----------


Class Z
-------

Year ended April 30, 1997:
Shares sold. . . . . . . . . . . . . . . . . . . .        862,103 $ 12,353,849
Shares issued in reinvestment
     of distributions. . . . . . . . . . . . . . .         25,963      384,773
Shares reacquired. . . . . . . . . . . . . . . . .       (117,928)  (1,883,796)
                                                       ----------   ----------

Net increase in shares outstanding . . . . . . . .        770,138 $ 10,854,826
                                                       ----------   ----------
                                                       ----------   ----------


April 15, 1996(a)
through April 30, 1996:
Shares sold. . . . . . . . . . . . . . . . . . . .             15   $      200
Shares reacquired. . . . . . . . . . . . . . . . .             --           --
                                                       ----------   ----------

Net increase on shares outstanding . . . . . . . .             15   $      200
                                                       ----------   ----------
                                                       ----------   ----------
----------------------------------
(a) Commencement of offering of Class Z shares.

FINANCIAL HIGHLIGHTS                         PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------



                                                           Class A                                      Class B
                                            -----------------------------------------    -----------------------------------------

                                              Year           Year      July 13,1994(b)     Year           Year      July 13,1994(b)
                                             Ended          Ended          through        Ended          Ended         through
                                            April 30,      April 30,      April 30,      April 30,      April 30,     April 30,
                                             1997           1996 (c)      1995 (c)         1997         1996 (c)       1995 (c)
                                            --------       --------       --------       --------       --------       --------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period . . .  $  13.69       $  11.77       $  11.40       $  13.49       $  11.69       $  11.40
                                            --------       --------       --------       --------       --------       --------

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (loss) . . . . . . .       .09            .06            .01           (.04)          (.04)          (.06)
Net realized and unrealized
  gain on investment and
  foreign currency transactions. . . . . .      2.24           1.86            .36           2.23           1.84            .35
                                            --------       --------       --------       --------       --------       --------

  Total from investment operations . . . .      2.33           1.92            .37           2.19           1.80            .29
                                            --------       --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Distributions paid to shareholders
  from net realized gains on investment
  and foreign currency transactions. . . .      (.56)            --             --           (.56)            --             --
                                            --------       --------       --------       --------       --------       --------

  Total distributions. . . . . . . . . . .      (.56)            --             --           (.56)            --             --
                                            --------       --------       --------       --------       --------       --------

Net asset value, end of period . . . . . .  $  15.46       $  13.69       $  11.77       $  15.12       $  13.49       $  11.69
                                            --------       --------       --------       --------       --------       --------
                                            --------       --------       --------       --------       --------       --------

TOTAL RETURN(d): . . . . . . . . . . . . .     17.20%         16.31%          3.25%         16.41%         15.40%          2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000). . . . . .  $ 38,807       $ 47,789       $ 41,963       $139,277       $125,868       $106,081
Average net assets (000) . . . . . . . . .  $ 37,834       $ 47,183       $ 29,598       $133,135       $122,255       $ 85,623
Ratios to average net assets:
  Expenses, including distribution fees. .      1.36%          1.53%          1.84%(a)       2.11%          2.28%        2.59%(a)
  Expenses, excluding distribution fees. .      1.11%          1.28%          1.59%(a)       1.11%          1.28%        1.59%(a)
  Net investment income (loss) . . . . . .       .57%           .44%           .06%(a)      (.27)%         (.33)%       (.71)%(a)
FOR CLASS A, B, C AND Z SHARES:
Portfolio turnover rate  . . . . . . . . .        31%            65%            25%
Average commission rate per share. . . . .  $ 0.0463       $ 0.0233             N/A



------------------------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by class.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements

FINANCIAL HIGHLIGHTS                               PRUDENTIAL EUROPE GROWTH FUND
--------------------------------------------------------------------------------

                                                           Class C                                 Class Z
                                            -----------------------------------------    -------------------------------

                                              Year           Year      July 13,1994(b)     Year         April 15, 1996(b)
                                             Ended          Ended          through        Ended             through
                                            April 30,      April 30,      April 30,      April 30,          April 30,
                                             1997           1996 (c)      1995 (c)         1997             1996 (c)
                                            --------       --------       --------       --------          ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period . . .  $   13.49      $   11.69      $   11.40      $   13.68         $   13.40
                                            ---------      ---------      ---------      ---------         ---------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (loss) . . . . . . .       (.04)          (.04)          (.06)           .02               .28
Net realized and unrealized
  gain on investment and
  foreign currency transactions. . . . . .       2.23           1.84            .35           2.37                --
                                            ---------      ---------      ---------      ---------         ---------

  Total from investment operations . . . .       2.19           1.80            .29           2.39               .28
                                            ---------      ---------      ---------      ---------         ---------


LESS DISTRIBUTIONS
Distributions paid to shareholders
  from net realized gains on investment
  and foreign currency transactions  . . .       (.56)            --             --           (.56)               --
                                            ---------      ---------      ---------      ---------         ---------

  Total distributions. . . . . . . . . . .       (.56)            --             --           (.56)               --
                                            ---------      ---------      ---------      ---------         ---------

Net asset value, end of period . . . . . .  $   15.12      $   13.49      $   11.69      $   15.51         $   13.68
                                            ---------      ---------      ---------      ---------         ---------
                                            ---------      ---------      ---------      ---------         ---------



TOTAL RETURN(d): . . . . . . . . . . . . .      16.41%         15.40%          2.54%         17.66%             2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000). . . . . .  $   8,010      $   7,741      $   7,260      $  11,949      $        204(e)
Average net assets (000) . . . . . . . . .  $   8,002      $   7,768      $   6,094      $   7,958      $        203(e)
Ratios to average net assets:
  Expenses, including distribution fees. .       2.11%          2.28%          2.59%(a)       1.11%            1.28%(a)
  Expenses, excluding distribution fees. .       1.11%          1.28%          1.59%(a)       1.11%            1.28%(a)
  Net investment income (loss) . . . . . .       (.25)%         (.30)%         (.71)%(a)        .22%             .54%(a)



------------------------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by class.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Figures are actual and not rounded to the nearest thousand.


--------------------------------------------------------------------------------
See Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS            PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Prudential Europe Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Europe Growth Fund, Inc. (the "Fund") at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 1997 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the year ended April 30, 1996 and financial highlights for the year ended April 30, 1996 and the period ended April 30, 1995 were audited by other independent accountants, whose opinion dated June 13, 1996 was unqualified.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
June 24, 1997


TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

As required by the Internal Revenue Code, we are to advise you within 60 days of the Fund's fiscal year end (April 30, 1997) as to the federal tax status of dividends and distributions paid by the Fund.

During the fiscal year ended April 30, 1997, distributions totaling $.56 per share, were comprised of $.01 short-term capital gains, which are taxable as ordinary income and $.55 long-term capital gains, which are taxable as such for Class A, Class B, Class C and Class Z shares. We wish to advise you that the corporation dividends received deduction for the Fund is Zero.


For the purpose of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute 1099-DIV.


--------------------------------------------------------------------------------
See Notes to Financial Statements

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)   PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Prudential Europe Growth Fund, Inc. (the "Fund) was held on Wednesday, October 30, 1996 at the offices of Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purpose:

(1) To elect Directors as follows: Edward D. Beach, Stephen C. Eyre, Delayne D. Gold, Robert F. Gunia, Don G. Hoff, Robert E. LaBlanc, Mendel Melzer, Richard A. Redeker, Robin B. Smith, Stephen Stoneburn, and Nancy H. Teeters.

(2) To amend the Fund's fundamental investment restriction relating to investment in securities of unseasoned issuers.

(3) To ratify the selection of Deloitte & Touche LLP as independent public accountants for the fiscal year ending April 30, 1997.

    The results of the proxy solicitation on the above matters were as follows:



    Director/Matter                                   Votes for           Votes against       Abstentions
    ---------------                                   ---------           -------------       -----------

(1) Edward D. Beach                                   6,004,270                      --           240,113
    Stephen C. Eyre                                   6,008,727                      --           235,656
    Delayne D. Gold                                   6,013,323                      --           231,060
    Robert E. Gunia                                   6,017,080                      --           227,303
    Don G. Hoff                                       6,019,787                      --           224,596
    Robert  E. LaBlanc                                6,017,985                      --           226,398
    Mendel A. Melzer                                  6,015,420                      --           228,963
    Richard A. Redeker                                6,019,158                      --           225,225
    Robin B. Smith                                    6,016,498                      --           227,885
    Stephen Stoneburn                                 6,018,061                      --           226,322
    Nancy H. Teeters                                  6,010,539                      --           233,844
(2) Investment Restrictions-unseasoned issuers        4,524,927                 291,763           297,662
(3) Independent Auditors                              5,948,236                  62,924           233,223



CHANGE IN AUDITORS
--------------------------------------------------------------------------------

Effective March 1, 1997, Deloitte & Touche LLP was terminated as the Fund's independent accountants. For the period ended April 30, 1995 and the year ended April 30, 1996, Deloitte & Touche LLP expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund management and Deloitte & Touch LLP prior to their termination. The Board of Directors approved the termination of Deloitte & Touch LLP and the appointment of Price Waterhouse LLP as the Fund's independent accountants.

--------------------------------------------------------------------------------

See Notes to Financial Statements